Segment reporting	12 Months Ended
Dec. 31, 2016
Segment reporting
Segment reporting

27.  Segment reporting

The Group has determined that it operates in two operating segments: (1) JD Mall, (2) New Businesses. JD Mall represents traditional e-commerce business. New businesses include JD Finance, O2O, insurance, technology initiatives as well as overseas business. New businesses also include the business of Paipai.com for the years ended December 31, 2014 and 2015.

The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of  the Group’s revenues are derived from the PRC, no geographical information is presented.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2014, 2015 and 2016.

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues:
JD Mall	114,789,808	180,951,872	258,131,979
New Businesses	632,724	2,014,242	4,572,335
Inter-segment*	(420,215)	(1,690,689)	(2,582,669)

Total consolidated net revenues	115,002,317	181,275,425	260,121,645

Operating income/(loss):
JD Mall	194,597	479,071	2,289,359
New Businesses**	(691,478)	(2,339,289)	(1,784,903)
Inter-segment*	53,471	275,832	452,034

Total segment operating income/(loss)	(443,410)	(1,584,386)	956,490
Unallocated expenses (***)	(5,359,027)	(4,886,600)	(3,101,387)

Total consolidated operating loss	(5,802,437)	(6,470,986)	(2,144,897)
Total other income/(expense)	825,403	(2,660,782)	(1,089,327)

Loss before tax	(4,977,034)	(9,131,768)	(3,234,224)

(*) The inter-segment eliminations mainly consist of revenues related to payment processing and financing services provided by JD Finance to JD Mall, and promotion and advertising services provided by JD Mall to New Businesses.

(**) The operating loss of New Businesses included the interest revenue of RMB94, 618, RMB384, 139 and RMB1, 397, 799 for the years ended December 31, 2014, 2015 and 2016, respectively, and interest expense of nil, nil and RMB845, 074 for the years ended December 31, 2014, 2015 and 2016, respectively.

(***) Unallocated items include revenue from business cooperation arrangements with equity investees, share-based compensation, amortization of intangible assets resulting from assets and business acquisitions, and impairment of goodwill and intangible assets, which are not allocated to segments.

As of December 31, 2016 and December 31, 2015, the balances of consumer financing, supply chain financing and business financing that affected the balances of accounts receivable, advance to suppliers, loan receivables, amount due from related parties, other non-current assets and accounts payable were as follows:

The balances of consumer financing and business financing of RMB14.3 billion, RMB0.6 billion as of December 31, 2016 and RMB6.4 billion, RMB0.3 billion as of December 31, 2015, respectively were included in the accounts receivables, net.

The balances of supply chain financing of RMB1.2 billion as of December 31, 2016, and RMB0.2 billion as of December 31, 2015, respectively were included in advance to suppliers.

The balances of consumer financing and supply chain financing provided in the marketplace business of RMB9.3 billion, RMB3.4 billion as of December 31, 2016 and RMB2.6 billion, RMB1.1 billion as of December 31, 2015, respectively were included in loan receivables.

The balances of business financing of RMB0.1 billion as of December 31, 2016 and RMB0.2 billion as of December 31, 2015, respectively were included in amount due from related parties.

The balances of consumer financing of RMB1.7 billion as of December 31, 2016 and RMB1.0 billion as of December 31, 2015, respectively were included in other non-current assets.

The balances of supply chain financing of RMB7.0 billion as of December 31, 2016 and RMB4.7 billion as of December 31, 2015, respectively were net off in the accounts payable.